Improvements to Concession Assets - Summary of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	$ 10,982,860	$ 9,944,022	$ 8,912,544
Additions	1,194,803	1,033,311	1,169,139
Divestitures		(402)	(23,497)
Currency translation effect	(114,280)	5,929	(114,164)
Ending balance	12,063,383	10,982,860	9,944,022
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	2,382,118	2,376,483	1,707,742
Additions	1,218,757	1,661,060	1,417,156
Transfers	(2,804,400)	(1,669,128)	(746,710)
Currency translation effect	(14,470)	13,703	(1,705)
Ending balance	782,005	2,382,118	2,376,483
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	13,441,649	11,779,768	10,902,668
Additions	760,726	6,366	304,042
Divestitures	(21,977)	(7,919)	(30,212)
Transfers	2,804,400	1,669,128	746,710
Currency translation effect	(141,702)	(5,694)	(143,440)
Ending balance	16,843,096	13,441,649	11,779,768
Total investment [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	15,823,767	14,156,251	12,610,410
Additions	1,979,483	1,667,426	1,721,198
Divestitures	(21,977)	(7,919)	(30,212)
Currency translation effect	(156,172)	8,009	(145,145)
Ending balance	17,625,101	15,823,767	14,156,251
Accumulated amortization [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	(4,840,907)	(4,212,229)	(3,697,866)
Additions	(784,680)	(634,115)	(552,059)
Divestitures	21,977	7,517	6,715
Currency translation effect	41,892	(2,080)	30,981
Ending balance	$ (5,561,718)	$ (4,840,907)	$ (4,212,229)